Securities - Pre-Tax Net Securities Gains (Losses) by Type (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	$ 3	$ 75	$ 83
Non-agency RMBS
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	4	8	7
Foreign covered bonds
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	0	10	2
Agency RMBS
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	(12)	22	10
U.S. Treasury
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	(16)	4	45
Other
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	$ 27	$ 31	$ 19